LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2024	May 31, 2024
Earnings Per Share [Abstract]
SCHEDULE OF ANTIDILUTIVE COMMON STOCK EQUIVALENTS

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive in the three months ended August 31:

	2024	2023
Stock options	511,950	563,950
Restricted stock	88,000	132,000
Warrants	29,336	29,336

The following common stock equivalents have been excluded from the calculation of loss per share because their effects would be antidilutive:

	2024	2023
Stock options	511,950	557,450
Restricted stock	88,000	132,000
Warrants	29,336	29,336